RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 2,545,668	$ 6,119,815
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,632,811)	(443,708)
Other	(285,774)	6,952,259
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(703,186)	(1,016,981)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(27,126)	(581,710)
Difference due to fiscal year for book purposes and calendar year for tax purposes	1,287,441	(15,102,308)
Income (loss) for tax return purposes	184,212	(4,072,633)
Series 20
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 21
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 22
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 23
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 24
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 25
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 26
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(91,580)	(47,101)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,199)	2,199
Other	0	(5,000)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(59,470)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(19,425)
Difference due to fiscal year for book purposes and calendar year for tax purposes	709,628	588,301
Income (loss) for tax return purposes	615,849	459,504
Series 27
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 28
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 29
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(36,279)	(12,814)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(18,837)	21,752
Other	0	795,988
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(71,162)	(113,442)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(21,314)
Difference due to fiscal year for book purposes and calendar year for tax purposes	404,489	(177,887)
Income (loss) for tax return purposes	278,211	492,283
Series 30
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 31
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 32
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(81,264)	2,525,949
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(4,847)	(78,664)
Other	0	51,192
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(46,596)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(23,481)
Difference due to fiscal year for book purposes and calendar year for tax purposes	1,452,062	(2,901,083)
Income (loss) for tax return purposes	1,365,951	(472,683)
Series 33
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(87,109)	2,473,777
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(4,992)	4,992
Other		(113,274)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting		(39,126)
Excess of tax depreciation over book depreciation on operating limited partnership assets		(21,393)
Difference due to fiscal year for book purposes and calendar year for tax purposes	1,779,608	(2,680,668)
Income (loss) for tax return purposes	1,687,507	(375,692)
Series 34
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(65,928)	(43,305)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	18,492	24,102
Other	74,813	212,099
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	(33,871)	(33,633)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(38,760)	(464,227)
Income (loss) for tax return purposes	(45,254)	(304,964)
Series 35
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 36
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 37
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 38
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 39
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 40
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 41
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,032,291	13,924
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,441,470)	43,016
Other	0	928,089
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(60,389)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(77,697)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(24,032)	(308,905)
Income (loss) for tax return purposes	(433,211)	538,038
Series 42
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	143,547	663,263
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(36,736)	36,736
Other	0	2,509,690
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(32,717)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	17,338
Difference due to fiscal year for book purposes and calendar year for tax purposes	(242,095)	(1,205,766)
Income (loss) for tax return purposes	(135,284)	1,988,544
Series 43
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	50,372
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	(2,400,109)
Income (loss) for tax return purposes	0	(2,349,737)
Series 44
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	758,807	488,406
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(371,220)	36,818
Other	2,541,672	1,039,883
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	(2,509)	(21,425)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(946,605)	(4,075,446)
Income (loss) for tax return purposes	1,980,145	(2,531,764)
Series 45
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	596,405	57,082
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(606,165)	(607,163)
Other	(2,261,103)	1,172,973
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(314,783)	(420,788)
Excess of tax depreciation over book depreciation on operating limited partnership assets	34,599	(114,692)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(929,408)	(924,247)
Income (loss) for tax return purposes	(3,480,455)	(836,835)
Series 46
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	376,778	(49,738)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(164,837)	72,504
Other	(641,156)	360,619
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(317,241)	(244,453)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(25,345)	(265,988)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(877,446)	(552,271)
Income (loss) for tax return purposes	$ (1,649,247)	$ (679,327)